Organization and description of business (Additional Information) (Details) $ / shares in Units, $ in Millions		1 Months Ended							12 Months Ended
	Nov. 13, 2017 $ / shares shares	Dec. 22, 2017 USD ($) shares	Nov. 15, 2017 shares	Apr. 28, 2017 USD ($) shares	Apr. 17, 2017 shares	Mar. 20, 2017 shares	Mar. 31, 2016	Dec. 28, 2015 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 22, 2017 HKD ($)	Dec. 31, 2016 $ / shares shares	Aug. 10, 2016 shares	Jan. 19, 2016 $ / shares
Noncontrolling Interest, Ownership Percentage by Parents								100.00%
Payments to Acquire Businesses, Gross | $								$ 52,000,000	$ 11,000,000
Business Combination Consideration Transferred							1,162,305 post-split shares	consideration of $52 million in cash, plus up to 19.9% or 3.4 million newly issued ordinary shares (the Shares) of the Company
Common Stock Shares Authorized									50,000,000		50,000,000	12,500,000
Common stock, par value | $ / shares	$ 0.004								$ 0.004		$ 0.004
Shares issued for secondary offering, shares	2,314,500		434,783		434,783	117,361
Minimum [Member]
Common stock, par value | $ / shares													$ 0.001
Maximum [Member]
Common stock, par value | $ / shares													$ 0.004
Giant Connection Limited [Member]
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		$ 2,400,000								$ 19.6
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		2,220,283
Hong Kong [Member]
Payments to Acquire Businesses, Gross | $				$ 32,600,000
Shares issued for secondary offering, shares				1,500,000